UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================



FMC STRATEGIC
VALUE FUND









Semi-Annual Report
April 30, 2007






Advised By:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the period indicated:
--------------------------------------------------------------------------------
                                     SIX MONTHS ENDED APRIL 30, 2007
                                     -------------------------------
FMC Strategic Value Fund                           16.10%
Russell 2000 Value Index                            6.36%

We enjoyed strong performance over the past six months, both on an absolute basis and relative to our benchmark, the Russell 2000 Value Index. We also compared favorably with the S&P 500 Index, which appreciated by 8.6% during the same period. We caution investors not to extrapolate these returns into full year (or longer) expectations as six months is a relatively short measurement period. Nevertheless, as reflected on the chart following this report, our long term returns remain favorable.

Our performance over the past six months may be best described as having avoided any big disappointments. Furniture Brands is one holding that has performed poorly; fortunately the position is small. On the other side we have enjoyed some very strong gains (35% or more) from holdings such as AZZ (where we have now realized significant profits), Agrium, Mettler Toledo, and our two largest holdings, Spartan Motors and Range Resources.

We reported in our last letter on buyout proposals for MacDermid and Readers Digest Association led by private-equity firms. We opined at that time our particular disappointment in the price offered for Readers Digest and management's acceptance of what we viewed as an inadequate acquisition price. More recently an offer was made and subsequently accepted for the purchase of Adesa Inc. We express the same disappointment with the adequacy of the price in connection with this buyout, but with exclamation points. Frankly, we are still smarting from the decision by management and a majority of the shareholders to accept, in our opinion, an unsatisfactory price. Adesa is a company with an excellent franchise in the car auction industry, generating attractive financial returns with favorable long-term growth prospects. We voted our shares against the proposal knowing that if the deal was defeated the stock would likely decline in price. To be sure, each buyout transaction has resulted in an attractive profit to the Fund and has clearly enhanced our returns as shown above. However, we want to emphasize that our focus is on maximizing long term returns, not short term.

We also note that Todco has accepted an offer to merge with Horizon Offshore in an exchange of common stock. While we have not yet decided on our course of action, we are pleased with this transaction and Todco management's efforts to enhance shareholder value.

It is clear that the ample cash available for investment by private-equity funds has helped to propel the overall stock market, which, as of this writing, has risen for seven consecutive weeks. The cash buyouts, together with new contributions and profit taking where stocks have net or exceeded our estimate of intrinsic value, have caused the Fund's cash position to swell to 26%. As value investors who seek to take advantage when companies fall from favor, thus suggesting a profile of low expectation and perhaps manageable downside risk, new opportunities are particularly difficult to find in this environment.

Nevertheless we would like to highlight two additions to the portfolio, Commercial Vehicle Group ("CVGI") and CE Franklin, Ltd. ("CFK"). Although we initiated purchases in CVGI more than six months ago, it has been more recently that we have acquired a full position. CVGI is a leading supplier of fully integrated system solutions for the commercial vehicle market including heavy-duty trucks, as well as construction, agriculture and military vehicles. Specific products include suspension seat systems, interior trim, cab structures and components. The company has shown steady growth since its founding in 2000 with record EPS in 2007 of $2.69 generating a return on invested capital of 17% and free cash flow, before working capital, equaling after tax earnings. The few acquisitions made by CVGI have been at very accretive prices.

The anticipation of new diesel emission standards, which went into effect at the beginning of 2007 for the heavy duty truck market, caused pre-buying in 2005 and 2006. Because of this pre-buying, profits have been widely predicted to fall off in 2007 with estimates ranging around $1.00 per share. As the truck industry gets comfortable with the new diesel engines, and given the replacement needs of the industry because of an aging fleet, this downturn is expected to be a temporary cyclical decline. In our judgment, CVGI has a solid business, including an excellent market share with all of the major truck OEMs as well as attractive growth potential outside of North America albeit from a small base. We estimate that within the next two-to three years CVGI's EPS should recover and likely exceed the previous 2006 record. If so, then we think the 7 times or less P/E multiple that we paid for CVGI should prove a very attractive cost basis.

Energy stocks were a mixed bag in 2006. Core Labs enjoyed strong appreciation but our other holdings, on balance, were relatively flat. Certain other energy related stocks declined in price creating what we think is an opportunity. Oil and natural gas prices have continued at robust levels and we believe this suggests a continued positive fundamental outlook for the industry. CE Franklin is a Canadian-based oil field service company that distributes pipe, valves, flanges, production equipment and tubular products throughout that country. Current management has done an excellent job of growing the company over the past few years by strengthening its product offering and increasing market share through more efficient distribution and control of inventory.

Despite continued strength in commodity prices, rising drilling costs, proposed tax changes that are expected to adversely impact the income trusts and an oversupply of natural gas in Canada has caused a sharp downturn in drilling activity in the region. This slowdown in activity, which portends a decline in earnings, caused the stock to drop by 27% over the past year. Longer term we think the oversupply of natural gas will prove temporary and given the rich sedimentary basins for exploration and production in western Canada, including growth potential from the oil sands, we expect drilling activity to rebound strongly. Similar to CVGI, should CE Franklin's EPS match or exceed its previous record of $1.08 in 2006 within the next two to three years, then the 9 times P/E multiple we paid for our position will prove to be an excellent purchase.

We appreciate your continued confidence.



Sincerely,


/s/ Edward I. Lefferman


Edward I. Lefferman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMC
            STRATEGIC VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX
-------------- ------------- --------------------------------- -----------------
                                   TOTAL RETURN(1)
-------------- ------------- ---------------- ---------------- -----------------
                                Annualized       Annualized      Annualized
   Six-Month      One Year         3 Year          5 Year       Inception to
    Return         Return          Return          Return       Date Return(2)
-------------- ------------- ---------------- ---------------- -----------------
   16.10%          20.65%          20.84%          15.85%           17.39%
-------------- ------------- ---------------- ---------------- -----------------

GRAPH OMITTED PLOT POINTS FOLLOW:

               FMC Strategic             Russell 2000
                Value Fund               Value Index(3)
 8/17/98         $10,000                    $10,000
   10/98          10,425                      9,447
   10/99          10,452                      9,515
   10/00          12,956                     11,161
   10/01          15,147                     12,138
   10/02          16,446                     11,831
   10/03          20,417                     16,597
   10/04          24,492                     19,583
   10/05          28,583                     22,137
   10/06          34,788                     27,206
   04/07          40,389                     28,937


(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers were applied during earlier periods; if they had not been in effect, performance would have been lower. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).
(2)  The FMC Strategic Value Fund commenced operations on August 17, 1998.
(3) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                            PORTFOLIO COMPOSITION(4)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


   U.S. Treasury Obligations                     27.6%
   Energy                                        16.8%
   Miscellaneous Consumer                         9.7%
   Automotive                                     8.7%
   Printing & Publishing                          7.4%
   Transportation                                 4.6%
   Banks                                          3.5%
   Technology                                     3.4%
   Financial Services                             3.3%
   Industrial/Manufacturing                       3.2%
   Housing Related                                2.2%
   Paper & Paper Products                         2.2%
   Utilities                                      1.7%
   Food                                           1.0%
   Services                                       1.0%
   Cash Equivalent                                0.6%
   Basic Industry                                 0.4%
   Media                                          0.2%
   Corporate Bonds                                0.1%

(4) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)



                                                                        Value
                                                         Shares         (000)
--------------------------------------------------------------------------------

COMMON STOCK (73.5%)
AUTOMOTIVE (9.0%)
   Monaco Coach.......................................   270,000      $  4,139
   Spartan Motors.....................................   675,000        19,224
                                                                      --------
                                                                        23,363
                                                                      --------
BANKS (3.6%)
   First Horizon National.............................   120,000         4,705
   Popular............................................   275,000         4,623
                                                                      --------
                                                                         9,328
                                                                      --------
BASIC INDUSTRY (0.4%)
   Mueller Industries.................................    30,000           984
                                                                      --------
BUILDING & CONSTRUCTION (2.5%)
   ASV*  .............................................   425,000         6,451
                                                                      --------
ENERGY (17.1%)
   CE Franklin Ltd.*..................................   571,900         5,874
   Core Laboratories*.................................    78,000         7,092
   Encore Acquisition*................................   240,000         6,410
   Range Resources....................................   322,500        11,787
   Todco*.............................................   200,000         9,092
   Transocean*........................................    49,550         4,271
                                                                      --------
                                                                        44,526
                                                                      --------
FINANCIAL SERVICES (3.4%)
   American Safety Insurance Holdings Ltd.............   125,000         2,594
   Commerce Group.....................................   190,000         6,196
                                                                      --------
                                                                         8,790
                                                                      --------
FOOD (1.0%)
   Agrium.............................................    70,000         2,711
                                                                      --------
HOUSING RELATED (2.3%)
   Palm Harbor Homes*.................................   400,000         5,940
                                                                      --------
INDUSTRIAL/MANUFACTURING (3.3%)
   Actuant............................................    33,700         1,786
   AZZ*  .............................................    50,000         2,855
   FMC   .............................................    20,000         1,539
   Mettler Toledo International*......................    24,000         2,343
                                                                      --------
                                                                         8,523
                                                                      --------




    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)



                                                      Shares/Face       Value
                                                      Amount (000)      (000)
--------------------------------------------------------------------------------

MEDIA (0.2%)
   Liberty Media Interactive, Cl A*...................    24,890      $    623
                                                                      --------
MISCELLANEOUS CONSUMER (9.8%)
   Blyth .............................................   110,000         2,871
   Dorel Industries, Cl B.............................   128,000         4,166
   Ethan Allen Interiors..............................    86,000         3,036
   Furniture Brands International.....................   115,000         1,849
   Jarden*............................................   140,000         5,900
   Prestige Brands Holdings*..........................   600,000         7,806
                                                                      --------
                                                                        25,628
                                                                      --------
PAPER & PAPER PRODUCTS (2.3%)
   Chesapeake.........................................   406,000         5,992
                                                                      --------
PRINTING & PUBLISHING (7.6%)
   Cenveo*............................................   330,000         8,464
   RR Donnelley & Sons................................   170,000         6,834
   Transcontinental*..................................   231,800         4,504
                                                                      --------
                                                                        19,802
                                                                      --------
SERVICES (1.0%)
   United Stationers*.................................    44,000         2,619
                                                                      --------
TECHNOLOGY (3.5%)
   Electronic Data Systems............................   126,000         3,684
   Polycom*...........................................   165,000         5,495
                                                                      --------
                                                                         9,179
                                                                      --------
TRANSPORTATION (4.7%)
   Commercial Vehicle Group*..........................   420,000         8,257
   Wabtec.............................................   110,000         4,087
                                                                      --------
                                                                        12,344
                                                                      --------
UTILITIES (1.8%)
   Citizens Communications............................   300,000         4,671
                                                                      --------
TOTAL COMMON STOCK(Cost $120,230).....................                 191,474
                                                                      --------

CORPORATE BONDS (0.2%)
   Mueller Industries
     6.000%, 11/01/14 ................................   $   425           399
                                                                      --------
TOTAL CORPORATE BONDS(Cost $425)......................                     399
                                                                      --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)


                                                        Face
                                                       Amount/          Value
                                                     (000) Shares       (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (28.2%) U.S. Treasury Bills (A)
     5.083%, 08/02/07 .................................  $14,656      $ 14,476
     5.077%, 05/03/07 .................................    4,828         4,827
     4.985%, 06/07/07 .................................   14,785        14,713
     4.972%, 10/04/07 .................................   20,608        20,178
     4.960%, 07/05/07 .................................    9,758         9,674
     4.993%, 09/06/07 .................................    9,738         9,571
                                                                      --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $73,422)......................................                 73,439
                                                                      --------

CASH EQUIVALENT (0.7%)
   Dreyfus Government Cash Management Fund,
     Institutional Class, 5.210% (B)...................1,733,722         1,734
                                                                      --------
TOTAL CASH EQUIVALENT
   (Cost $1,734).......................................                  1,734
                                                                      --------
TOTAL INVESTMENTS (102.6%)
   (Cost $195,811).....................................               $267,046
                                                                      ========

    PERCENTAGES ARE BASED ON NET ASSETS OF $260,336.
   * NON-INCOME PRODUCING SECURITY.
   (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
   (B) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.
   CL -- CLASS
   LTD. -- LIMITED








    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                                              FMC STRATEGIC VALUE FUND

April 30, 2007                                                                                       (Unaudited)
===============================================================================================================

 Assets:
   Investments at Value (Cost $195,811)...................................................... $   267,046
   Dividends and Interest Receivable.........................................................         132
   Receivable for Capital Shares Sold........................................................         216
   Other Assets..............................................................................          11
 ------------------------------------------------------------------------------------------------------------
     Total Assets............................................................................     267,405
 ------------------------------------------------------------------------------------------------------------
 Liabilities:
   Payable for Investment Securities Purchased...............................................       6,760
   Payable for Capital Shares Redeemed.......................................................          32
   Payable due to Investment Advisor.........................................................         208
   Payable due to Administrator..............................................................          23
   Payable due to Trustees and Officers......................................................           4
   Other Accrued Expenses....................................................................          42
 ------------------------------------------------------------------------------------------------------------
     Total Liabilities.......................................................................       7,069
 ------------------------------------------------------------------------------------------------------------
   Net Assets................................................................................ $   260,336
 ============================================================================================================
 Net Assets Consist of:
   Paid-in Capital........................................................................... $   179,070
   Undistributed Net Investment Income ......................................................         182
   Accumulated Net Realized Gain on Investments..............................................       9,849
   Net Unrealized Appreciation on Investments................................................      71,235
 ------------------------------------------------------------------------------------------------------------
   Net Assets................................................................................ $   260,336
 ============================================================================================================
 Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)....... $10,031,228 (1)
 ------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption Price Per Share ................................. $     25.95
 ============================================================================================================
 (1) Shares have not been rounded.








    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                                          FMC STRATEGIC VALUE FUND

For the Six Month Period Ended April 30, 2007                                                        (Unaudited)
===============================================================================================================

 Investment Income:
   Dividend Income (less foreign taxes withheld of $12) .....................................     $ 1,051
   Interest Income ..........................................................................       1,098
 ------------------------------------------------------------------------------------------------------------
     Total Investment Income ................................................................       2,149
 ------------------------------------------------------------------------------------------------------------
 Expenses:
   Investment Advisory Fees .................................................................       1,111
   Administration Fees ......................................................................         125
   Trustees' and Officers' Fees .............................................................           5
   Transfer Agent Fees ......................................................................          24
   Professional Fees ........................................................................          22
   Printing Fees ............................................................................          13
   Registration and Filing Fees .............................................................          11
   Custodian Fees ...........................................................................           7
   Other Expenses ...........................................................................           4
 ------------------------------------------------------------------------------------------------------------
     Total Expenses .........................................................................       1,322
 ------------------------------------------------------------------------------------------------------------
     Net Investment Income ..................................................................         827
 ------------------------------------------------------------------------------------------------------------
 Net Realized Gain on Investments ...........................................................       9,850
 Net Change in Unrealized Appreciation on Investments .......................................      23,380
     Net Realized and Unrealized Gain on Investments ........................................      33,230
 ------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations ......................................     $34,057
 ============================================================================================================






    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                          FMC STRATEGIC VALUE FUND

For the Six Month Period Ended April 30, 2007 (Unaudited) and the Year Ended October 31, 2006


                                                                               SIX MONTHS                 YEAR
                                                                          NOVEMBER 1, 2006 TO     NOVEMBER 1, 2005 TO
                                                                             APRIL 30, 2007         OCTOBER 31, 2006
 ==========================================================================================================================

 --------------------------------------------------------------------------------------------------------------------
 Operations:
   Net Investment Income ..............................................        $    827                 $  1,062
   Net Realized Gain on Investments ...................................           9,850                   10,370
   Net Change in Unrealized Appreciation on Investments................          23,380                   19,869
 --------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............          34,057                   31,301
 --------------------------------------------------------------------------------------------------------------------
 Dividends and Distributions:
   Net Investment Income...............................................            (787)                    (979)
   Net Realized Gain...................................................         (10,369)                  (5,038)
 --------------------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ................................         (11,156)                  (6,017)
 --------------------------------------------------------------------------------------------------------------------
 Capital Share Transactions:
   Issued .............................................................          43,405                   60,765
   In Lieu of Dividends and Distributions .............................             706                      375
   Redeemed ...........................................................          (4,616)                 (13,828)
 --------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions          39,495                   47,312
 --------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................          62,396                   72,596
 --------------------------------------------------------------------------------------------------------------------
 Net Assets:
   Beginning of Year...................................................         197,940                  125,344
 --------------------------------------------------------------------------------------------------------------------
   End of Year.........................................................        $260,336                 $197,940
 ====================================================================================================================
 Undistributed Net Investment Income ..................................        $    182                 $    142
 ====================================================================================================================
 Shares Issued and Redeemed:
   Issued .............................................................           1,800                    2,822
   In Lieu of Dividends and Distributions .............................              30                       18
   Redeemed ...........................................................           (191)                     (637)
 --------------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Capital Share Transactions           1,639                    2,203
 ====================================================================================================================




    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Period

For the Six Month Period Ended April 30, 2007 (Unaudited) and for the Years Ended October 31,

            Net
           Asset       Net     Realized and               Dividends    Distributions
          Value,   Investment   Unrealized       Total     from Net        from
         Beginning   Income       Gain on        from     Investment     Realized
          of Year    (Loss)     Investments   Operations    Income        Gains
          -------    ------     -----------   ----------    ------       --------
2007(3)   $23.59    $ 0.09(2)      $3.58        $3.67      $(0.08)       $(1.23)
2006       20.25      0.14(2)       4.13         4.27       (0.13)        (0.80)
2005       18.36      0.08(2)       2.90         2.98       (0.18)        (0.91)
2004       15.39      0.14(2)       2.92         3.06          --         (0.09)
2003       12.51     (0.05)         3.05         3.00          --         (0.12)
2002       12.19     (0.02)         1.05         1.03          --         (0.71)


                                                                       Ratio        Ratio
                         Net                  Net                   of Expenses     of Net
            Total       Asset               Assets,       Ratio      to Average   Investment
          Dividends     Value,                End      of Expenses   Net Assets  Income (Loss)   Portfolio
             and         End      Total     of Year     to Average  (Excluding     to Average    Turnover
        Distributions  of Year  Return(1)    (000)      Net Assets    Waivers)     Net Assets      Rate
        -------------  -------  ---------   --------    ----------    --------     ----------    --------
2007(3)    $(1.31)     $25.95     16.10%    $260,336       1.19%        1.19%         0.74%       11.86%
2006        (0.93)      23.59     21.71      197,940       1.22         1.22          0.64        18.64
2005        (1.09)      20.25     16.70      125,344       1.25         1.25          0.42        13.29
2004        (0.09)      18.36     19.96       83,544       1.28         1.28          0.81        18.94
2003        (0.12)      15.39     24.15       54,415       1.30         1.34         (0.40)        6.68
2002        (0.71)      12.51      8.57       31,671       1.30         1.56         (0.19)        3.26


(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(2) Per share calculations were performed using average shares for the period.
(3) All ratios for the period have been annualized.
 Amounts designated as "--" are either $0 or have been rounded to $0.









    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund" and together with the FMC Select Fund, the "Funds"). The Fund seeks to provide long-term capital appreciation by investing in equity securities of U.S. companies with small to medium market capitalizations that the Adviser considers undervalued by the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)


     may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by the Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board.

The Fund effects brokerage or other agency transactions through First Manhattan Co. (the "Adviser"), a registered broker-dealer affiliated with the Fund for a commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the six months ended April 30, 2007, the Adviser received $35,846 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)


5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the six months ended April 30, 2007, were as follows (000):


Purchases
  U.S. Government .....................     $    --
  Other ...............................      21,453
Sales and Maturities
  U.S. Government .....................          --
  Other ...............................      27,000

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2006, and 2005, was as follows (000):

                 ORDINARY          LONG-TERM
                  INCOME          CAPITAL GAIN           TOTAL
                ----------        ------------         ---------
   2006           $1,704             $4,313             $6,017
   2005            1,360              3,818              5,178

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

   Undistributed Ordinary Income .............................   $   319
   Undistributed Long-Term Capital Gains......................    10,190
   Unrealized Appreciation....................................    47,855
                                                                 -------
   Total Distributable Earnings ..............................   $58,364
                                                                 =======

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows
(000):

      FEDERAL                                               NET
       TAX          APPRECIATED       DEPRECIATED        UNREALIZED
       COST         SECURITIES        SECURITIES        APPRECIATION
     --------       ----------        -----------      -------------
     $195,811        $73,994           $(2,759)           $71,235

8.OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2007                                                       (Unaudited)


FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after April 30, 2008 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)                 FMC STRATEGIC VALUE FUND



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING       ENDING                      EXPENSES
                            ACCOUNT       ACCOUNT      ANNUALIZED        PAID
                             VALUE         VALUE         EXPENSE        DURING
                            11/01/06      4/30/07         RATIOS        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00    $1,161.00          1.19%         $6.38
HYPOTHETICAL 5% RETURN      1,000.00     1,018.89          1.19           5.96
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD CONSIDERATIONS IN RE-APPROVING                    FMC STRATEGIC VALUE FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (Unaudited)


Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14-15, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives reviewed the Adviser's compliance program and best execution and commission levels. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

BOARD CONSIDERATIONS IN RE-APPROVING                    FMC STRATEGIC VALUE FUND
THE INVESTMENT ADVISORY AGREEMENT                                    (Unaudited)


INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors affecting the performance of the Funds over the past year. Based on this information, the Board concluded that the Strategic Fund performance was reasonable as compared to its benchmark and was satisfied with the investment results that Adviser had been able to achieve for the Fund, and the Board concluded it was overall satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees were the result of arm's length negotiations and appeared reasonable in light of the services rendered and were comparable to those of similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                                     NOTES

================================================================================


                            FMC STRATEGIC VALUE FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    Adviser:
                              FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  Distributor:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 Administrator:
                     SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 Legal Counsel:
                          MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036






This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-SA-001-0600


================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.